Consolidated Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,145	$ 7,253
Less: accumulated depreciation and amortization	(4,177)	(2,613)
Property and equipment, net	16,968	4,640
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,104	3,016
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,216	1,287
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,825	$ 2,950